Acquisitions and Divestitures - Additional Information (Detail)	12 Months Ended						1 Months Ended		12 Months Ended					3 Months Ended		12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 EUR (€)	Jun. 17, 2010	Dec. 31, 2014 Scenario Forecast [Member] USD ($)	Dec. 31, 2014 Scenario Forecast [Member] EUR (€)	Apr. 30, 2014 ITALY USD ($)	Apr. 30, 2014 ITALY EUR (€)	Dec. 31, 2014 ITALY USD ($)	Dec. 31, 2014 Styron Holdcos [Member] USD ($)	Dec. 31, 2013 Styron Holdcos [Member] USD ($)	Dec. 31, 2012 Styron Holdcos [Member] USD ($)	Mar. 02, 2010 Styron Holdcos [Member]	Mar. 31, 2014 Expandable Polystyrene Business [Member] USD ($)	Sep. 30, 2013 Expandable Polystyrene Business [Member] USD ($)	Dec. 31, 2013 Expandable Polystyrene Business [Member] USD ($)	Dec. 31, 2014 Minimum [Member] lb	Dec. 31, 2014 Maximum [Member] lb
Business Acquisition [Line Items]
Equity interest acquired				100.00%									100.00%
Increase to goodwill	$ 1,679,000
Indemnity payments received										0	6,700,000	0
Sales proceeds		14,566,000													15,200,000
Business disposition, working capital adjustment paid	700,000													700,000
Recognized loss from sale of business																4,200,000
Supply agreement term		10 years
Quantity of styrene monomer to be supplied																	77,000,000	132,000,000
Production percentage																	70.00%	100.00%
Incremental payment			500,000
Contingent gain on sale, related to incremental payment					600,000	500,000
Sale of portion of land							6,800,000	4,950,000
Gain on sale of property held-for-sale									$ 100,000